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                                                                          ZURICH




        Zurich YieldWise Funds


report


        Zurich YieldWise Money Fund

        Zurich YieldWise Government
        Money Fund

        Zurich YieldWise Municipal
        Money Fund



        Annual Report to Shareholders
        for the Period Ended July 31, 2001
table of contents


                    3   Fund objectives

                    4   Performance summary

                    7   Variables affecting performance

                    8   Performance review

                   10   Terms to know

                   11   Portfolio composition

                   12   Portfolio of investments

                   27   Financial statements

                   32   Financial highlights

                   35   Notes to financial statements

                   41   Report of independent auditors

                   42   Tax information

                   43   Shareholder meeting results
fund objectives


                        Zurich YieldWise Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

                        Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

                        Zurich YieldWise Money Fund

                        This fund seeks to provide maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper and bank obligations.

                        Zurich YieldWise Government
                        Money Fund

                        This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                        Zurich YieldWise Municipal Money Fund

                        This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by investing primarily in a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary



Zurich YieldWise Money Fund


Yield Comparison

Zurich YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet. Returns are historical and do not guarantee future results. Fund yields fluctuate.*

7-day yield is the annualized net investment income per share for the period shown.

Fund Yield vs. First Tier Money Fund Average
--------------------------------------------

                Weekly 7-Day Average Yield

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

         Fund Yield       First Tier Money Fund Average
     8/1/2000     6.40%             5.91%
    7/31/2001     3.61%             3.18%


Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 7/31/2001. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.

Lipper Ranking
-----------------------------------------------

     Top 2%        #6 of 304 funds       3 Year
-----------------------------------------------
     Top 3%        #8 of 375 funds       1 Year
-----------------------------------------------


* The Advisor has agreed to waive expenses. If the Advisor had not waived expenses, yields would have been lower.

Zurich YieldWise Government Money Fund

Yield Comparison

Zurich YieldWise Government Money Fund is compared to the IBC Government Money Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial Data. Returns are historical, do not guarantee future results, and will fluctuate.* 7-day yield is the annualized net investment income per share for the period shown.


Fund Yield vs. Government Money Fund Average
--------------------------------------------

                Weekly 7-Day Average Yield

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                          Fund Yield    Government Money Fund Average
            8/1/2000        6.50%                  5.77%
           7/31/2001        3.68%                  3.20%

Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 7/31/2001. The Lipper category used for comparison is the Lipper Government Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.

Lipper Ranking
-----------------------------------------


     Top Fund    #1 of 136 funds   1 Year
-----------------------------------------


* The Advisor has agreed to waive expenses. If the Advisor had not waived expenses, yields would have been lower.

Zurich YieldWise Municipal Money Fund

Yield Comparison

Zurich YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet. Returns are historical, do not guarantee future results, and will fluctuate.* Income from Zurich YieldWise Municipal Money Fund may be subject to state and local taxes and the alternative minimum tax. 7-day yield is the annualized net investment income per share for the period shown.



Fund Yield vs. Tax-Free Money Fund Average

                Weekly 7-Day Average Yield

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                        Fund Yield     Tax-Free Money Fund Average
            8/1/2000        4.32%               3.53%
           7/31/2001        2.83%               2.14%

Competitive Ranking

The ranking is based upon changes in net asset value with all dividends reinvested for the year ended 7/31/2001. The Lipper category used for comparison is the Lipper Tax-Free Money Market Instrument Fund category. The ranking is historical and does not guarantee future performance.


Lipper Ranking
-----------------------------------------


     Top 2%      #2 of 136 funds   1 Year
-----------------------------------------



* The Advisor has agreed to waive expenses. If the Advisor had not waived expenses, yields would have been lower.

variables affecting performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables, which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates, which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to know" section)
performance review


An interview with Portfolio Manager Frank Rachwalski


Frank Rachwalski is a managing director of Zurich Scudder Investments, Inc. and lead portfolio manager of all Zurich Money Funds. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University, Chicago. The following is Mr. Rachwalski's review of the economic conditions and fund results during the report period and what may happen in the months ahead.

--------------------------------------------------------------------------------


In response to a stubbornly sluggish economy, the U.S. Federal Reserve Board cut interest rates six times during the first six months of 2001. As a result, the money market yield curve went from the shortest maturities having the highest yields (negative slope) to the longest maturities having the highest yields (positive slope). Because a positively sloped curve means that the longer-term investors are demanding higher rates to compensate for possible increases in inflation, a positively sloped yield curve might seem unusual for those expecting economic weakness in the short term. What we believe the present yield curve really reflects is how aggressively the Fed has reacted to signs of weakness in the economy. Amid some worry that their actions may have been too aggressive -- possibly sparking inflation -- the Fed nevertheless cut rates once again on June 27, restating that its primary concern was economic weakness.

Portfolio Strategy

Within the portfolio, we invest in top tier short-term securities, specifically, issues with top ratings according to major credit rating agencies, such as Fitch Investor Service, Moody's Investors Services, or Standard & Poor's. The top ratings have the lowest risk of default and, while not insured by the FDIC or guaranteed, are among the safest available outside of U.S. Treasury bills. We do not believe it is wise to take on additional credit risk to gain a comparatively small yield advantage.


--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

Throughout the past six months we have worked to ensure the highest possible credit quality within the portfolio. With slippage in the U.S. economy and declines in the stock market, credit quality has been more of a concern for us in selecting securities for the portfolio. The credit quality of some issuers in the marketplace has appeared to be weaker in recent months because of disappointing corporate earnings reports and estimates. Therefore, we will invest only in securities with the strongest credit ratings, with some sacrifice in yield, until the economy shows signs of regaining strength.

Our investment strategy also focuses on maintaining the average life of the portfolio within a target range and selecting floating-rate securities that, given current interest rate trends, should benefit the portfolio. As a result, we generally do not make large asset allocation shifts within the portfolio. We attempt to maintain exposure to a broad selection of securities, including high-quality commercial paper, variable- and floating-rate securities, U.S. Government agency obligations, certificates of deposit, and repurchase agreements. The majority of the portfolio remained invested in high-quality commercial paper during the period because of the sector's attractive value and high relative yield when compared with similar money market instruments.

Outlook

Over the coming months, we plan to keep the average maturity slightly longer than average. Because we think the U.S. economy is not going to recover immediately and because the Fed could cut rates again, we believe that it would be premature to shorten the average maturity at this time. We will continue to look for attractive opportunities as they arise, and seek to maintain a high yield for the Zurich YieldWise Funds.

terms to know



7-Day Average Yield   Every money market fund calculates its yield daily
                      according to a standardized method prescribed by the Securities and Exchange Commission. Each day's standardized yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Federal Funds         Commercial banks are required to keep these funds on
("Fed Funds")         deposit at the Federal Reserve Bank in their district. In
                      order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds
                      Market." The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

U.S. Treasuries       These debt securities are issued by the U.S. Treasury and
                      include Treasury bills, Treasury notes and Treasury bonds.
                      They are considered to be the safest of all securities.
                      Their safety rests in the power of the U.S. government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

portfolio composition




Zurich YieldWise Money Fund
On 7/31/2001*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

                      Commercial paper                                     94%
                      Certificates of deposit                               5%
                      Short-term notes                                      1%
                    ------------------------------------------------------------
                      Total                                               100%
                    ------------------------------------------------------------

                    Weighted Average Maturity**
                    ------------------------------------------------------------
                    Zurich YieldWise Money Fund                      41 days
                    First Tier Money Fund Average                    51 days


Zurich YieldWise Government Money Fund
On 7/31/2001*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

                      Short-term notes                                     71%
                      Repurchase agreements                                29%
                    ------------------------------------------------------------
                      Total                                               100%
                    ------------------------------------------------------------

                    Weighted Average Maturity**
                    ------------------------------------------------------------
                    Zurich YieldWise Government Money Fund           45 days
                    Government Money Fund Average                    46 days


Zurich YieldWise Municipal Money Fund
On 7/31/2001*

                      Variable rate demand securities                      57%
                      Other                                                43%
                    ------------------------------------------------------------
                      Total                                               100%
                    ------------------------------------------------------------

                    Weighted Average Maturity**
                    ------------------------------------------------------------
                    Zurich YieldWise Municipal Money Fund            24 days
                    Tax-Free Money Fund Average                      38 days

*  Portfolio composition and holdings are subject to change.

** The Funds are compared to their respective iMoneyNet category: the First Tier
   Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 7/31/2001.

portfolio of investments
July 31, 2001

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich YieldWise Money Fund
--------------------------------------------------------------------------------------
Commercial Paper 93.8%
--------------------------------------------------------------------------------------
Ace Overseas Corp., 4%, 8/6/2001                          5,000,000        4,997,222
--------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.78%, 8/6/2001             10,000,000        9,994,750
--------------------------------------------------------------------------------------
Alpine Securitization Corp., 3.79%, 8/2/2001              9,331,000        9,330,018
--------------------------------------------------------------------------------------
American Honda Finance Corp., 4.07%*, 2/25/2002          10,000,000       10,000,000
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 3.75%, 8/9/2001                 10,000,000        9,991,667
--------------------------------------------------------------------------------------
Amsterdam Funding Corp., 3.83%, 8/9/2001                 10,000,000        9,991,489
--------------------------------------------------------------------------------------
Asset Portfolio Funding, 3.75%, 8/31/2001                 8,000,000        7,975,000
--------------------------------------------------------------------------------------
Asset Portfolio Funding, 3.85%, 8/13/2001                11,552,000       11,537,175
--------------------------------------------------------------------------------------
Associates Corp. of North America, 3.93%*, 6/15/2002     15,000,000       15,000,000
--------------------------------------------------------------------------------------
Atlantis One Funding, 3.75%, 8/3/2001                    10,000,000        9,997,917
--------------------------------------------------------------------------------------
Barton Capital Corp., 3.75%, 8/16/2001                   10,000,000        9,984,375
--------------------------------------------------------------------------------------
Barton Capital Corp., 3.75%, 8/21/2001                    6,689,000        6,675,065
--------------------------------------------------------------------------------------
Bavaria Finance Funding LLC, 3.68%, 10/15/2001           10,000,000        9,923,333
--------------------------------------------------------------------------------------
Bavaria Finance Funding LLC, 3.73%, 10/1/2001            10,000,000        9,936,797
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 4.5%, 10/15/2001              10,000,000        9,906,250
--------------------------------------------------------------------------------------
Bavaria Universal Funding, 4.59%, 10/19/2001             10,000,000        9,899,275
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.7%, 8/22/2001                 3,524,000        3,516,394
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.75%, 8/24/2001               11,000,000       10,973,646
--------------------------------------------------------------------------------------
Blue Ridge Asset Funding, 3.76%, 8/1/2001                 5,565,000        5,565,000
--------------------------------------------------------------------------------------
CXC, Inc., 3.73%, 8/29/2001                              20,000,000       19,941,978
--------------------------------------------------------------------------------------
Caterpillar Financial, 4.05%*, 6/3/2002                   3,700,000        3,700,000
--------------------------------------------------------------------------------------
Centric Capital Corp., 3.72%, 9/10/2001                   5,600,000        5,576,853
--------------------------------------------------------------------------------------
Centric Capital Corp., 3.76%, 8/7/2001                    8,940,000        8,934,398
--------------------------------------------------------------------------------------
Cofco Capital Corp. (BOA), 3.75%, 8/20/2001               9,500,000        9,481,198
--------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.02%*, 9/5/2001           12,000,000       11,999,902
--------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 3.81%*,
   5/22/2002                                             10,000,000       10,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 3.95%,
   11/15/2001                                            10,000,000        9,883,694
--------------------------------------------------------------------------------------
Danske Corp., 3.62%, 3/8/2002                             5,000,000        4,889,892
--------------------------------------------------------------------------------------
Delaware Funding Corp., 3.76%, 8/1/2001                   5,000,000        5,000,000


    The accompanying notes are an integral part of the financial statements.


                                       12


                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Enterprise Funding, 3.78%, 8/15/2001                     15,000,000       14,977,950
--------------------------------------------------------------------------------------
Eureka Securitization, Inc., 3.73%, 8/30/2001            10,000,000        9,969,953
--------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.75%, 10/12/2001                    10,000,000        9,925,000
--------------------------------------------------------------------------------------
FCAR Owner Trust I, 4%, 10/31/2001                       10,000,000        9,898,889
--------------------------------------------------------------------------------------
Fortis Finance NV, 3.75%, 8/22/2001                      13,000,000       12,971,563
--------------------------------------------------------------------------------------
Fortis Finance NV, 3.76%, 8/14/2001                       7,000,000        6,990,496
--------------------------------------------------------------------------------------
Fountain Square, 3.66%, 9/27/2001                         8,298,000        8,249,913
--------------------------------------------------------------------------------------
Fountain Square, 3.87%, 8/1/2001                          4,195,000        4,195,000
--------------------------------------------------------------------------------------
Fountain Square, 3.95%, 8/30/2001                         3,464,000        3,452,978
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 3.71%, 9/7/2001                10,000,000        9,961,869
--------------------------------------------------------------------------------------
Four Winds Funding Corp., 3.75%, 8/16/2001               10,000,000        9,984,375
--------------------------------------------------------------------------------------
Galaxy Funding Corp., 3.86%, 11/15/2001                  10,000,000        9,886,344
--------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.31%, 8/10/2001        25,000,000       25,001,253
--------------------------------------------------------------------------------------
Giro Funding US Corp., 3.84%, 8/3/2001                   10,000,000        9,997,867
--------------------------------------------------------------------------------------
Giro Funding US Corp., 3.95%, 9/12/2001                  10,000,000        9,953,917
--------------------------------------------------------------------------------------
Giro Multi-Funding Corp., 3.75%, 10/30/2001               7,698,000        7,625,831
--------------------------------------------------------------------------------------
Goldman Sachs Group LP, 4.125%, 12/20/2001               10,000,000       10,000,000
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 3.75%, 8/17/2001                10,000,000        9,983,333
--------------------------------------------------------------------------------------
Greenwich Funding Corp., 3.95%, 11/9/2001                10,000,000        9,890,278
--------------------------------------------------------------------------------------
Greyhawk Funding LLC, 4.55%, 9/13/2001                   10,000,000        9,945,653
--------------------------------------------------------------------------------------
Hatteras Funding Corp., 3.72%, 9/14/2001                 10,000,000        9,954,533
--------------------------------------------------------------------------------------
Household Finance Corp., 4.28%*, 5/24/2002               15,000,000       15,022,374
--------------------------------------------------------------------------------------
Jupiter Securitization Corp., 3.7%, 9/17/2001             4,508,000        4,486,224
--------------------------------------------------------------------------------------
K2 (USA) LLC, 3.68%, 9/17/2001                            5,417,000        5,390,974
--------------------------------------------------------------------------------------
K2 (USA) LLC, 3.78%, 8/16/2001                            4,000,000        3,993,700
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 3.75%, 9/25/2001               20,687,000       20,568,481
--------------------------------------------------------------------------------------
Moat Funding LLC, 3.65%, 9/27/2001                       10,000,000        9,942,208
--------------------------------------------------------------------------------------
Moat Funding LLC, 3.79%, 8/1/2001                        10,000,000       10,000,000
--------------------------------------------------------------------------------------
Monte Rosa Capital Corp., 3.75%, 9/5/2001                 3,596,000        3,582,890
--------------------------------------------------------------------------------------
Moriarty Ltd., 4.6%, 10/22/2001                          10,000,000        9,895,222
--------------------------------------------------------------------------------------
Moriarty Ltd., 5.14%, 8/20/2001                          10,000,000        9,972,872
--------------------------------------------------------------------------------------
NC Duke University, 4%, 8/8/2001                          1,150,000        1,149,106



    The accompanying notes are an integral part of the financial statements.

                                       13

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------

NC Duke University, 4.05%, 8/8/2001                      10,000,000        9,992,125
--------------------------------------------------------------------------------------
Nordea North America, Inc., 3.7%, 3/25/2002               5,000,000        4,878,722
--------------------------------------------------------------------------------------
Nordea North America, Inc., 3.75%, 8/13/2001             10,000,000        9,987,500
--------------------------------------------------------------------------------------
Old Line Funding Corp., 3.7%, 9/7/2001                    6,233,000        6,209,297
--------------------------------------------------------------------------------------
Old Line Funding Corp., 3.73%, 8/27/2001                 10,000,000        9,973,061
--------------------------------------------------------------------------------------
Old Line Funding Corp., 3.78%, 8/7/2001                   4,000,000        3,997,480
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp., 3.77%, 8/1/2001           10,000,000       10,000,000
--------------------------------------------------------------------------------------
Pennine Funding LLC, 3.82%, 8/15/2001                     5,000,000        4,992,572
--------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 3.95%, 8/20/2001               10,000,000        9,979,153
--------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 4.24%*,12/4/2001               10,000,000        9,995,019
--------------------------------------------------------------------------------------
Power Authority of New York SR 7, 4.02%, 10/11/2001       7,500,000        7,500,000
--------------------------------------------------------------------------------------
Quincy Capital Corp., 3.75%, 8/23/2001                    9,000,000        8,979,375
--------------------------------------------------------------------------------------
Receivables Capital Corp., 3.74%, 8/23/2001              10,000,000        9,977,145
--------------------------------------------------------------------------------------
Receivables Capital Corp., 3.8%, 8/15/2001               10,000,000        9,985,222
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 3.7%, 9/21/2001                      6,662,000        6,627,080
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 3.7%, 9/24/2001                      4,498,000        4,473,036
--------------------------------------------------------------------------------------
Scaldis Capital LLC, 3.96%, 9/4/2001                      9,161,000        9,126,738
--------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.74%, 8/28/2001            20,000,000       19,943,900
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.62%, 3/22/2002                     5,000,000        4,882,853
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.85%, 3/22/2002                    10,000,000        9,750,819
--------------------------------------------------------------------------------------
Sigma Finance, Inc., 3.9%, 10/30/2001                     5,000,000        4,951,250
--------------------------------------------------------------------------------------
Societe Generale NA, Inc., 3.61%, 3/22/2002               5,000,000        4,883,338
--------------------------------------------------------------------------------------
Sony Capital Corp., 3.76%, 8/21/2001                     10,000,000        9,979,111
--------------------------------------------------------------------------------------
Stellar Funding Group, 3.61%, 10/30/2001                  7,703,000        7,633,480
--------------------------------------------------------------------------------------
Stellar Funding Group, 3.7%, 12/28/2001                   5,103,000        5,024,853
--------------------------------------------------------------------------------------
Stellar Funding Group, 4.7%, 8/16/2001                    7,800,000        7,784,725
--------------------------------------------------------------------------------------
Superior Funding Capital, 3.74%, 8/28/2001               11,114,000       11,082,825
--------------------------------------------------------------------------------------
Superior Funding Capital, 3.85%, 8/2/2001                 8,866,000        8,865,052
--------------------------------------------------------------------------------------
Surrey Funding Corp., 3.8%, 8/6/2001                     10,000,000        9,994,722
--------------------------------------------------------------------------------------
Surrey Funding Corp., 4%, 8/16/2001                      10,000,000        9,983,333
--------------------------------------------------------------------------------------
Swedbank, Inc., 3.77%, 8/8/2001                           6,000,000        5,995,602
--------------------------------------------------------------------------------------
Swedbank, Inc., 3.9%, 8/23/2001                           6,500,000        6,484,508
--------------------------------------------------------------------------------------
Sweetwater Capital Corp., 3.76%, 8/17/2001                8,830,000        8,815,244


    The accompanying notes are an integral part of the financial statements.


                                       14

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Sweetwater Capital Corp., 3.85%, 8/10/2001                3,021,000        3,018,092
--------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 3.75%, 8/14/2001              20,000,000       19,972,917
--------------------------------------------------------------------------------------
UBS Finance, Inc., 3.76%, 8/7/2001                       10,000,000        9,993,733
--------------------------------------------------------------------------------------
Variable Funding Capital Corp., 3.75%, 8/27/2001          8,954,000        8,929,750
--------------------------------------------------------------------------------------
WCP Funding, Inc., 3.68%, 9/7/2001                        5,000,000        4,981,089
--------------------------------------------------------------------------------------
WCP Funding, Inc., 3.73%, 9/6/2001                       10,000,000        9,962,700
--------------------------------------------------------------------------------------
WCP Funding, Inc., 3.75%, 8/22/2001                       3,951,000        3,942,357
--------------------------------------------------------------------------------------
Windmill Funding Corp., 3.74%, 8/17/2001                 10,000,000        9,983,378
--------------------------------------------------------------------------------------
Total Commercial Paper
(Cost $914,937,490)                                                      914,937,490
--------------------------------------------------------------------------------------

Certificates of Deposit 4.6%
--------------------------------------------------------------------------------------
Allfirst Bank, 3.85%*, 9/7/2001                          20,000,000       20,000,000
--------------------------------------------------------------------------------------
CIBC, 3.83%*, 9/21/2001                                  10,000,000        9,999,252
--------------------------------------------------------------------------------------
First Union National Bank, 4.05%*, 11/21/2001             5,000,000        4,999,813
--------------------------------------------------------------------------------------
Fleet National Bank, 3.77%*, 8/20/2001                   10,000,000        9,999,791
--------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost $44,998,856)                                                        44,998,856
--------------------------------------------------------------------------------------

Short-Term Notes 1.5%
--------------------------------------------------------------------------------------
Freddie Mac, 4.8%, 4/30/2002                             10,000,000       10,000,000
--------------------------------------------------------------------------------------
Household Finance Corp., 4.14%*, 12/5/2001                5,000,000        5,002,645
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost $15,002,645)                                                        15,002,645
--------------------------------------------------------------------------------------

Repurchase Agreements** 0.1%
--------------------------------------------------------------------------------------
State Street Bank and Trust Co., 3.84%, to be
   repurchased at $414,044 on 8/1/2001 (Cost
   $414,000)                                                414,000          414,000
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $975,352,991) (a)                                              $   975,352,991
--------------------------------------------------------------------------------------

    Interest rates represent annualized yield to date of maturity, except for floating rate notes described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes is $975,352,991.




    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2001

                                                         Principal
                                                         Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Zurich YieldWise Government Money Fund
--------------------------------------------------------------------------------------
Short-Term Notes 71.4%
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.53%,             20,000,000      19,860,564
   10/11/2001
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.65%*,             5,000,000       4,999,020
   7/26/2002
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.7%,              10,000,000       9,948,611
   9/20/2001
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.72%,             25,000,000      24,963,785
   8/15/2001
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.72%*,            10,000,000       9,998,986
   10/4/2001
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.72%*,            10,000,000       9,996,337
   10/4/2002
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.77%*,             7,500,000       7,500,249
   11/5/2001
--------------------------------------------------------------------------------------
Federal National Mortgage Association, 3.79%*,             7,500,000       7,499,012
   12/3/2001
--------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 4.11%, 8/1/2001      12,000,000      12,000,000
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.77%*, 6/3/2002                 5,000,000       4,999,214
--------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.85%, 9/4/2001                 10,000,000      10,000,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.59%*, 2/3/2003                   5,000,000       4,996,672
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.7%*, 8/17/2001                  10,000,000       9,999,679
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.76%*, 4/18/2002                 10,000,000       9,999,287
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.25%, 5/30/2002                   5,000,000       4,999,677
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.3%, 5/21/2002                    7,500,000       7,500,000
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.75%, 2/1/2002                    9,000,000       9,092,850
--------------------------------------------------------------------------------------
Freddie Mac, 4.3%, 6/6/2002                                5,000,000       5,000,000
--------------------------------------------------------------------------------------
Freddie Mac, 4.8%, 4/30/2002                              10,000,000      10,000,000
--------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series            5,664,588       5,664,588
   2000-2, 3.61%*, 6/21/2004
--------------------------------------------------------------------------------------
U.S. Export Import Bank-Hainan Airlines, Series            7,311,018       7,311,018
   2000-1, 3.63%*, 12/21/2004
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.02%, 6/5/2002        6,000,000       6,000,000
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.03%*, 3/11/2002      5,000,000       4,998,795
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.04%*, 4/11/2002      5,000,000       4,998,674
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.06%*, 2/7/2002      10,000,000       9,998,411
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.06%*, 4/25/2002     12,500,000      12,495,631
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.08%*, 8/23/2001     10,000,000      10,000,195



    The accompanying notes are an integral part of the financial statements.

                                       16



                                                          Principal
                                                         Amount ($)        Value ($)
--------------------------------------------------------------------------------------

Student Loan Marketing Association, 4.1%*, 2/4/2002       10,000,000       9,999,510
--------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.31%*,               25,000,000      24,999,473
   10/22/2001
--------------------------------------------------------------------------------------
Total Short-Term Notes
(Cost $279,820,238)                                                      279,820,238
--------------------------------------------------------------------------------------

Repurchase Agreements** 28.6%
--------------------------------------------------------------------------------------
Bear Stearns, Inc., 3.75%, to be repurchased at           10,000,000      10,000,000
   $10,031,250 on 8/8/2001
--------------------------------------------------------------------------------------
Bear Stearns, Inc., 3.83%, to be repurchased at           17,000,000      17,000,000
   $17,012,660 on 8/7/2001
--------------------------------------------------------------------------------------
First Boston, Inc., 3.67%, to be repurchased at           14,000,000      14,000,000
   $14,087,061 on 9/17/2001
--------------------------------------------------------------------------------------
First Boston, Inc., 3.73%, to be repurchased at           25,000,000      25,000,000
   $25,080,299 on 8/20/2001
--------------------------------------------------------------------------------------
First Boston, Inc., 3.73%, to be repurchased at           15,000,000      15,000,000
   $15,048,179 on 8/23/2001
--------------------------------------------------------------------------------------
 Goldman Sachs & Co., 3.76%, to be repurchased at         10,000,000      10,000,000
   $10,007,311 on 8/2/2001
--------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.77%, to be repurchased       20,000,000      20,000,000
   at $20,056,550 on 8/1/2001
--------------------------------------------------------------------------------------
State Street Bank and Trust Co., 3.84%, to be              1,287,000       1,287,000
   repurchased at $1,287,137 on 8/1/2001
--------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $112,287,000)                                                      112,287,000
--------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $392,107,238) (a)                                              $   392,107,238
--------------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for floating rate notes described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  The cost for federal income tax purposes is $392,107,238.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2001



                                                          Principal
                                                          Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Zurich YieldWise Municipal Money Fund
--------------------------------------------------------------------------------------
Variable Rate Demand Securities* 57.0%
--------------------------------------------------------------------------------------
Alabama 2.3%
--------------------------------------------------------------------------------------
Birmingham
   Special Care Facilities Finance Authority, 2.8%,
   11/15/2039                                              5,000,000       5,000,000
--------------------------------------------------------------------------------------
Mobile
   Special Care Facilities Finance Authority, 2.8%,
   11/15/2039                                              5,000,000       5,000,000
--------------------------------------------------------------------------------------
Arizona 0.3%
--------------------------------------------------------------------------------------
Maricopa County
   Pollution Control Authority, 2.75%, 5/1/2029            1,300,000       1,300,000
--------------------------------------------------------------------------------------
Arkansas 2.2%
--------------------------------------------------------------------------------------
Arkansas Hospital Equipment Finance Authority,
   2.85%, 11/1/2028                                        7,000,000       7,000,000
--------------------------------------------------------------------------------------
Pocahontas
   Maclean Esna LP Project, 2.75%, 5/1/2015                2,500,000       2,500,000
--------------------------------------------------------------------------------------
Colorado 4.0%
--------------------------------------------------------------------------------------
Student Obligation Bond Authority, 2.75%, 9/1/2024         8,855,000       8,855,000
--------------------------------------------------------------------------------------
Western Stock Show Project, 2.85%, 7/1/2029                4,510,000       4,510,000
--------------------------------------------------------------------------------------
Worldport Denver International Airport Project,
   2.85%, 12/1/2029                                        4,000,000       4,000,000
--------------------------------------------------------------------------------------
Delaware 1.1%
--------------------------------------------------------------------------------------
Sussex County
   Perdue Agrirecycle LLC Project, 2.8%, 1/1/2013          5,000,000       5,000,000
--------------------------------------------------------------------------------------
District of Columbia 0.3%
--------------------------------------------------------------------------------------
District of Columbia General Fund Recovery, 2.95%,
   6/1/2003                                                1,400,000       1,400,000
--------------------------------------------------------------------------------------
Florida 1.1%
--------------------------------------------------------------------------------------
Miami-Dade County
   Gulliver Schools Project, 2.7%, 9/1/2029                3,000,000       3,000,000
--------------------------------------------------------------------------------------
Sarasota County
   Bay Village Project, 2.7%, 12/1/2023                    1,900,000       1,900,000


    The accompanying notes are an integral part of the financial statements.



                                       18



                                                          Principal
                                                          Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Georgia 1.4%
--------------------------------------------------------------------------------------
Fulton County
   Development Authority Revenue-Lovett School
   Project, 2.75%, 7/1/2026                                4,000,000       4,000,000
--------------------------------------------------------------------------------------
 Willacoochie
   Development Authority Pollution Control Revenue,
   2.75%, 5/1/2021                                         2,000,000       2,000,000
--------------------------------------------------------------------------------------
Idaho 1.6%
--------------------------------------------------------------------------------------
Power County Industrial Development-FMC Corp.
   Project, 2.75%, 4/1/2014                                7,000,000       7,000,000
--------------------------------------------------------------------------------------
Illinois 11.5%
--------------------------------------------------------------------------------------
Carol Stream
   MAAC Machinery Co. Project, 2.75%, 4/1/2024               765,000         765,000
--------------------------------------------------------------------------------------
Chicago
   Multi-Family Housing Revenue, 2.77%, 7/1/2029           3,300,000       3,300,000
--------------------------------------------------------------------------------------
Cook County
   Individual Development Revenue:
     2.77%, 7/1/2020                                       3,000,000       3,000,000
--------------------------------------------------------------------------------------
     2.77%, 12/1/2034                                      2,000,000       2,000,000
--------------------------------------------------------------------------------------
Development Financial Authority
   Grecian Delight Foods Project, 2.75%, 8/1/2019          7,100,000       7,100,000
--------------------------------------------------------------------------------------
   Henry Valve Co. Project, 2.77%, 10/1/2006               2,435,000       2,435,000
--------------------------------------------------------------------------------------
   Knead Dough Baking Project, 3%, 9/1/2025                3,385,000       3,385,000
--------------------------------------------------------------------------------------
   Local Government Financing Project, 2.85%,
   9/1/2029                                                4,000,000       4,000,000
--------------------------------------------------------------------------------------
   Regional Organization Bank Project, 2.85%,
   12/1/2020                                               3,000,000       3,000,000
--------------------------------------------------------------------------------------
   Whiting Corp. Project, 3%, 6/1/2015                     2,800,000       2,800,000
--------------------------------------------------------------------------------------
Dupage County
   Benedictine University Building Project, 2.71%,
   7/1/2024                                                2,925,000       2,925,000
--------------------------------------------------------------------------------------
Lake Zurich
   Individual Development Revenue, 2.77%, 3/1/2018         2,395,000       2,395,000
--------------------------------------------------------------------------------------
Sangamon County
   Individual Development Revenue:
     2.85%, 6/1/2012                                       2,600,000       2,600,000
--------------------------------------------------------------------------------------
     2.85%, 6/1/2014                                       3,000,000       3,000,000


    The accompanying notes are an integral part of the financial statements.

                                       19

                                                          Principal
                                                          Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Tinley Park
   Individual Development Revenue, 2.77%, 7/1/2020         2,965,000       2,965,000
--------------------------------------------------------------------------------------
Upper Illinois River Valley Development Authority
   Revenue, 2.85%, 12/1/2021                               4,405,000       4,405,000
--------------------------------------------------------------------------------------
Indiana 1.7%
--------------------------------------------------------------------------------------
Crawfordsville
   Economic Development Revenue, 2.75%, 6/1/2007           2,250,000       2,250,000
--------------------------------------------------------------------------------------
Development Financial Authority-Enterprise Center VI
   Project, 2.75%, 6/1/2022                                4,900,000       4,900,000
--------------------------------------------------------------------------------------
Kentucky 2.9%
--------------------------------------------------------------------------------------
Asset/Liability General Fund Revenue, 2.54%,
   6/26/2002                                               7,000,000       7,000,000
--------------------------------------------------------------------------------------
Lexington-Fayette County
   YMCA Central Kentucky Project, 2.85%, 7/1/2019          1,800,000       1,800,000
--------------------------------------------------------------------------------------
Mason County
   Pollution Control Revenue-East Kentucky Power
   Corp., 2.75%, 10/15/2014                                3,305,000       3,305,000
--------------------------------------------------------------------------------------
Mayfield
   Educational Facilities Authority, 2.8%, 7/1/2026          660,000         660,000
--------------------------------------------------------------------------------------
Michigan 1.8%
--------------------------------------------------------------------------------------
Delta County
   Economic Development Corp., 2.75%, 12/1/2023            1,150,000       1,150,000
--------------------------------------------------------------------------------------
Farmington Hills                                             845,000         845,000
   Brookfield Building Association Project, 2.85%,
   11/1/2010
--------------------------------------------------------------------------------------
Genesee County                                               400,000         400,000
   Atlas Technologies, Inc. Project, 3%, 12/1/2021
--------------------------------------------------------------------------------------
Oakland County Economic Development Authority:
   2.8%, 11/1/2023                                           800,000         800,000
--------------------------------------------------------------------------------------
   3%, 5/1/2012                                            2,785,000       2,785,000
--------------------------------------------------------------------------------------
Strategic Fund
   Continental Aluminum Project, 2.8%, 10/1/2015             900,000         900,000
--------------------------------------------------------------------------------------
   Creative Foam Corp. Project, 3%, 11/1/2011                800,000         800,000



    The accompanying notes are an integral part of the financial statements.



                                       20

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------

Minnesota 0.2%
--------------------------------------------------------------------------------------
Cottage Grove
   Environmental Control Revenue, 2.92%, 8/1/2012          1,000,000       1,000,000
--------------------------------------------------------------------------------------
Missouri 1.6%
--------------------------------------------------------------------------------------
St. Louis
   Air Cargo Facility Revenue, 2.83%, 3/1/2030             2,000,000       2,000,000
--------------------------------------------------------------------------------------
Higher Education Loan Authority, 2.8%, 12/1/2005           5,000,000       5,000,000
--------------------------------------------------------------------------------------
Montana 1.0%
--------------------------------------------------------------------------------------
Forsyth
   Pollution Control, 2.85%, 1/1/2018                      4,500,000       4,500,000
--------------------------------------------------------------------------------------
Nebraska 1.4%
--------------------------------------------------------------------------------------
Investment Financial Authority Single Family Housing
   Revenue, 2.8%, 9/1/2022                                 5,860,000       5,860,000
--------------------------------------------------------------------------------------
New Hampshire 1.1%
--------------------------------------------------------------------------------------
Business Finance Authority of New Hampshire, 2.75%,
   9/1/2012                                                5,000,000       5,000,000
--------------------------------------------------------------------------------------
New Jersey 0.8%
--------------------------------------------------------------------------------------
Salem County
   Dupont Project, 2.65%, 3/1/2012                         3,500,000       3,500,000
--------------------------------------------------------------------------------------
North Carolina 0.7%
--------------------------------------------------------------------------------------
Moore County
   Individual Facilities & Pollution Control
   Financial Authority Revenue, 2.85%, 5/1/2010            3,200,000       3,200,000
--------------------------------------------------------------------------------------
North Dakota 1.1%
--------------------------------------------------------------------------------------
Mercer County
   Pollution Control Revenue, 2.75%, 8/15/2014             4,650,000       4,650,000
--------------------------------------------------------------------------------------
Ohio 0.9%
--------------------------------------------------------------------------------------
Higher Education Facilities Authority, 2.85%,
   9/1/2025                                                4,000,000       4,000,000
--------------------------------------------------------------------------------------
Pennsylvania 5.3%
--------------------------------------------------------------------------------------
Bucks County
   Oxford Falls Project, 2.87%, 10/1/2014                  1,500,000       1,500,000
--------------------------------------------------------------------------------------
East Hempfield
   Individual Development Authority Revenue-Menomite
   Home Project, 2.72%, 6/1/2025                           4,300,000       4,300,000


    The accompanying notes are an integral part of the financial statements.



                                       21

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Higher Education Assistance Agency
   Student Loan Revenue, 2.8%, 3/1/2027                    3,700,000       3,700,000
--------------------------------------------------------------------------------------
Lancaster County
   Hospital Authority Revenue-Luthercare Project,
   2.74%, 2/15/2029                                        6,100,000       6,100,000
--------------------------------------------------------------------------------------
Lehigh County
   General Purpose Authority-Lehigh Valley Hospital,
   2.75%, 7/1/2028                                         2,300,000       2,300,000
--------------------------------------------------------------------------------------
Quakertown Hospital Authority Revenue, 2.4%, 7/1/2005      5,000,000       5,000,000
--------------------------------------------------------------------------------------
Tennessee 0.4%
--------------------------------------------------------------------------------------
Maury County
   Saturn Corp. Project, 2.75%, 6/1/2027                   1,650,000       1,650,000
--------------------------------------------------------------------------------------
Texas 1.9%
--------------------------------------------------------------------------------------
Dallas-Fort Worth
   International Airport Facility Improvement
   Revenue, 2.75%, 1/1/2016                                6,080,000       6,080,000
--------------------------------------------------------------------------------------
Sabine River
   Utilities Electric Company Project, 2.9%, 6/1/2030      2,000,000       2,000,000
--------------------------------------------------------------------------------------
Vermont 2.8%
--------------------------------------------------------------------------------------
Economic Development Authority
   Tsubaki Inc. Project, 2.75%, 11/1/2010                  5,000,000       5,000,000
--------------------------------------------------------------------------------------
Student Association Corp., 2.65%, 1/1/2004                 7,005,000       7,005,000
--------------------------------------------------------------------------------------
Virginia 1.1%
--------------------------------------------------------------------------------------
Henrico County
   Individual Development Revenue, 2.75%, 8/1/2020         5,000,000       5,000,000
--------------------------------------------------------------------------------------
Washington 1.5%
--------------------------------------------------------------------------------------
Washington Health Care Facilities Authority Revenue:
   Provail, 2.75%, 10/1/2005                               3,050,000       3,050,000
--------------------------------------------------------------------------------------
   Sisters Providence, 2.67%, 12/1/2025                    3,700,000       3,700,000
--------------------------------------------------------------------------------------
West Virginia 0.1%
--------------------------------------------------------------------------------------
Preston County
   Individual Development Revenue, 3%, 12/1/2007             360,000         360,000


    The accompanying notes are an integral part of the financial statements.




                                       22

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Wisconsin 2.9%
--------------------------------------------------------------------------------------
Housing & Economic Development Authority
   Business Development Revenue, 2.85%, 9/1/2019           3,420,000       3,420,000
--------------------------------------------------------------------------------------
Park Falls
   Individual Development Revenue, 3%, 8/1/2020            4,000,000       4,000,000
--------------------------------------------------------------------------------------
Pewaukee
   Mixer System Inc. Project, 3%, 9/1/2020                 1,900,000       1,900,000
--------------------------------------------------------------------------------------
Rhinelander
   Individual Development Revenue, 2.8%, 11/1/2014         2,905,000       2,905,000
--------------------------------------------------------------------------------------
Wausau
   Minnesota Mining & Manufacturing Project, 2.92%,
   12/1/2001                                                 600,000         600,000
--------------------------------------------------------------------------------------
Total Variable Rate Demand Securities
(Cost $248,415,000)                                                  $   248,415,000
--------------------------------------------------------------------------------------
Other Securities 43.0%
--------------------------------------------------------------------------------------
Alaska 2.8%
--------------------------------------------------------------------------------------
City of Valdez Arco Transmission Project:
   3.1%, 8/13/2001                                         3,700,000       3,700,000
--------------------------------------------------------------------------------------
   3.15%, 8/13/2001                                        5,000,000       5,000,000
--------------------------------------------------------------------------------------
   3.15%, 8/14/2001                                        3,300,000       3,300,000
--------------------------------------------------------------------------------------
Arizona 4.0%
--------------------------------------------------------------------------------------
Salt River Agriculture:
   2.65%, 9/13/2001                                        3,500,000       3,500,000
--------------------------------------------------------------------------------------
   3.2%, 9/10/2001                                         2,600,000       2,600,000
--------------------------------------------------------------------------------------
   3.2%, 9/11/2001                                         5,500,000       5,500,000
--------------------------------------------------------------------------------------
Agricultural Improvement and Power District:
   2.55%, 11/9/2001                                        4,000,000       4,000,000
--------------------------------------------------------------------------------------
   2.7%, 9/10/2001                                         2,000,000       2,000,000
--------------------------------------------------------------------------------------
Colorado 0.7%
--------------------------------------------------------------------------------------
Platte River Power Authority, 2.65%, 10/23/2001            3,000,000       3,000,000
--------------------------------------------------------------------------------------
Florida 8.0%
--------------------------------------------------------------------------------------
Gainesville Utilities, 2.6%, 11/13/2001                    5,000,000       5,000,000



    The accompanying notes are an integral part of the financial statements.



                                       23

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------
Jacksonville
   Electric Authority, 2.95%, 10/11/2001                   3,000,000       3,000,000
--------------------------------------------------------------------------------------
Kissimmee
   Utility Authority, 2.55%, 9/10/2001                     6,000,000       6,000,000
--------------------------------------------------------------------------------------
Miami-Dade
   Aviation Authority, 2.85%, 9/10/2001                    3,500,000       3,500,000
--------------------------------------------------------------------------------------
Municipal Power Agency:
   2.55%, 11/14/2001                                       4,980,000       4,980,000
--------------------------------------------------------------------------------------
   3.15%, 8/14/2001                                        4,784,000       4,784,000
--------------------------------------------------------------------------------------
Orlando Capital Improvements Authority:
   3.25%, 10/11/2001                                       3,600,000       3,600,000
--------------------------------------------------------------------------------------
   3.35%, 8/9/2001                                         2,000,000       2,000,000
--------------------------------------------------------------------------------------
Sarasota County Hospital, 2.6%, 10/1/2001                  2,150,000       2,150,000
--------------------------------------------------------------------------------------
Georgia 0.7%
--------------------------------------------------------------------------------------
Municipal Electric Authority of Georgia, 3.15%,
   9/13/2001                                               3,000,000       3,000,000
--------------------------------------------------------------------------------------
Indiana 0.8%
--------------------------------------------------------------------------------------
Sullivan Hoosier Energy Rural Electric Co. Project:
   2.6%, 10/9/2001                                         1,400,000       1,400,000
--------------------------------------------------------------------------------------
   2.6%, 10/10/2001                                        2,000,000       2,000,000
--------------------------------------------------------------------------------------
Kentucky 3.9%
--------------------------------------------------------------------------------------
Danville Multi-City Lease Revenue:
   2.7%, 11/9/2001                                         6,110,000       6,110,000
--------------------------------------------------------------------------------------
   2.7%, 11/13/2001                                        1,430,000       1,430,000
--------------------------------------------------------------------------------------
Pendleton
   Multi-City Lease Revenue, 3.25%, 8/10/2001              9,335,000       9,335,000
--------------------------------------------------------------------------------------
Louisiana 1.0%
--------------------------------------------------------------------------------------
West Baton Rouge Department of Water:
   2.65%, 10/11/2001                                       1,150,000       1,150,000
--------------------------------------------------------------------------------------
   2.65%, 11/1/2001                                        3,000,000       3,000,000
--------------------------------------------------------------------------------------
Maryland 1.5%
--------------------------------------------------------------------------------------
Anne Arundel Baltimore Gas and Electric Co.:
   2.65%, 10/10/2001                                       1,450,000       1,450,000
--------------------------------------------------------------------------------------
   2.75%, 10/11/2001                                       3,000,000       3,000,000


    The accompanying notes are an integral part of the financial statements.



                                       24

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------
   2.85%, 9/11/2001                                        1,950,000       1,950,000
--------------------------------------------------------------------------------------
Michigan 0.7%
--------------------------------------------------------------------------------------
Strategic Fund Department of Water, 2.65%, 11/15/2001      3,000,000       3,000,000
--------------------------------------------------------------------------------------
Nebraska 1.1%
--------------------------------------------------------------------------------------
Public Power District, 3.15%, 8/10/2001                    5,000,000       5,000,000
--------------------------------------------------------------------------------------
Nevada 0.8%
--------------------------------------------------------------------------------------
Las Vegas Valley Water Authority, 2.6%, 10/10/2001         3,600,000       3,600,000
--------------------------------------------------------------------------------------
Ohio 3.1%
--------------------------------------------------------------------------------------
Air Quality Development Authority:
   2.7%, 10/10/2001                                        4,000,000       4,000,000
--------------------------------------------------------------------------------------
   3.2%, 8/9/2001                                          2,600,000       2,600,000
--------------------------------------------------------------------------------------
   3.2%, 9/12/2001                                         6,935,000       6,935,000
--------------------------------------------------------------------------------------
South Carolina 1.6%
--------------------------------------------------------------------------------------
Public Service Authority:
   2.55%, 10/25/2001                                       3,000,000       3,000,000
--------------------------------------------------------------------------------------
   2.7%, 8/22/2001                                         3,900,000       3,900,000
--------------------------------------------------------------------------------------
Texas 6.7%
--------------------------------------------------------------------------------------
Harris County:
   2.55%, 10/10/2001                                       3,300,000       3,300,000
--------------------------------------------------------------------------------------
   3.15%, 8/13/2001                                        2,374,000       2,374,000
--------------------------------------------------------------------------------------
Lower Colorado River Authority, 2.5%, 10/10/2001           2,500,000       2,500,000
--------------------------------------------------------------------------------------
Public Finance Authority, 2.55%, 10/30/2001                3,000,000       3,000,000
--------------------------------------------------------------------------------------
San Antonio
   Gas and Electric Revenue, 2.65%, 10/23/2001             4,000,000       4,000,000
--------------------------------------------------------------------------------------
Texas A&M University, 3.15%, 8/15/2001                     3,000,000       3,000,000
--------------------------------------------------------------------------------------
Texas Municipal Power Agency, 2.6%, 11/14/2001             2,000,000       2,000,000
--------------------------------------------------------------------------------------
Texas State Tax & Revenue Anticipation Notes, 5.25%,
   8/31/2001                                               8,000,000       8,004,761
--------------------------------------------------------------------------------------
University of Texas, 2.6%, 8/15/2001                       1,000,000       1,000,000
--------------------------------------------------------------------------------------
Utah 3.4%
--------------------------------------------------------------------------------------
Intermountain Power Agency:
   2.65%, 10/10/2001                                       6,000,000       6,000,000
--------------------------------------------------------------------------------------
   3.15%, 8/14/2001                                        2,000,000       2,000,000


    The accompanying notes are an integral part of the financial statements.


                                       25

                                                          Principal
                                                         Amount ($)       Value ($)
--------------------------------------------------------------------------------------
   3.2%, 9/12/2001                                         5,000,000       5,000,000
--------------------------------------------------------------------------------------
   3.25%, 8/16/2001                                        2,000,000       2,000,000
--------------------------------------------------------------------------------------
Virginia 1.9%
--------------------------------------------------------------------------------------
Louisa Industrial Development Authority-Virginia
   Electric and Power Co. Project:
   2.6%, 10/25/2001                                        2,000,000       2,000,000
--------------------------------------------------------------------------------------
   2.65%, 10/11/2001                                       2,500,000       2,500,000
--------------------------------------------------------------------------------------
Norfolk Sentara Health, 3.15%, 8/13/2001                   4,000,000       4,000,000
--------------------------------------------------------------------------------------
Washington 0.3%
--------------------------------------------------------------------------------------
Tacoma Electric System, 2.8%, 11/9/2001                    1,500,000       1,500,000
--------------------------------------------------------------------------------------
Total Other Securities
(Cost $187,652,761)                                                      187,652,761
--------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0%
(Cost $436,067,761) (a)                                              $   436,067,761
--------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of July 31, 2001.

(a)  The cost for federal income tax purposes is $436,067,761.


    The accompanying notes are an integral part of the financial statements.

   financial statements


   Statements of Assets and Liabilities




                                                         Government       Municipal
   July 31, 2001                        Money Fund       Money Fund      Money Fund
   ------------------------------------------------------------------------------------
   Assets
   ------------------------------------------------------------------------------------
   Investments in securities, at
      amortized cost:
      Short-term securities          $   974,938,991  $   279,820,238 $   436,067,761
   ------------------------------------------------------------------------------------
      Repurchase agreements                  414,000      112,287,000              --
   ------------------------------------------------------------------------------------
   Cash                                    1,074,624              935         683,600
   ------------------------------------------------------------------------------------
   Receivable for investments sold                --               --         515,000
   ------------------------------------------------------------------------------------
   Interest receivable                     1,143,900        1,524,570       2,184,025
   ------------------------------------------------------------------------------------
   Receivable for Fund shares sold         1,992,175          754,413       1,292,200
   ------------------------------------------------------------------------------------
   Due from Advisor                               --           31,645         116,886
   ------------------------------------------------------------------------------------
   Total Assets                          979,563,690      394,418,801     440,859,472
   ------------------------------------------------------------------------------------
   Liabilities
   ------------------------------------------------------------------------------------
   Payable for investments purchased              --        4,996,672              --
   ------------------------------------------------------------------------------------
   Dividends payable                         580,267          192,171         202,188
   ------------------------------------------------------------------------------------
   Payable for Fund shares redeemed          701,312        1,628,300              --
   ------------------------------------------------------------------------------------
   Accrued Management fee                      7,673               --              --
   ------------------------------------------------------------------------------------
   Accrued Trustees' fees and
      expenses                                12,304           12,149          17,070
   ------------------------------------------------------------------------------------
   Accrued reorganization costs               18,716            4,457           1,637
   ------------------------------------------------------------------------------------
   Other accrued expenses and
      payables                                81,288           35,647          45,320
   ------------------------------------------------------------------------------------
   Total Liabilities                       1,401,560        6,869,396         266,215
   ------------------------------------------------------------------------------------
   Net assets, at value              $   978,162,130  $   387,549,405 $   440,593,257
   ------------------------------------------------------------------------------------
   Net Assets
   ------------------------------------------------------------------------------------
   Net assets consist of:
   Accumulated net realized gain
      (loss)                                 (62,565)              --             (68)
   ------------------------------------------------------------------------------------
   Paid-in capital                       978,224,695      387,549,405     440,593,325
   ------------------------------------------------------------------------------------
   Net assets, at value              $   978,162,130  $   387,549,405 $   440,593,257
   ------------------------------------------------------------------------------------
   Shares outstanding                    978,161,970      387,548,721     440,593,206
   ------------------------------------------------------------------------------------
   Net asset value, offering and
      redemption price per share
      (Net asset value / outstanding
      shares of beneficial interest,
      no par value, unlimited number
      of shares authorized)          $          1.00  $          1.00 $          1.00
---------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.



                                       27





Statements of Operations





                                                         Government       Municipal
   Year ended July 31, 2001             Money Fund       Money Fund      Money Fund
   ------------------------------------------------------------------------------------
   Investment Income
   ------------------------------------------------------------------------------------
   Income:
   Interest                          $    55,871,144  $    25,380,474 $    13,520,023
   ------------------------------------------------------------------------------------
   Expenses:
   Management fee                          3,488,092        1,917,067       1,616,955
   ------------------------------------------------------------------------------------
   Services to shareholders                  621,014          259,627         221,646
   ------------------------------------------------------------------------------------
   Custodian                                  23,833           26,089          13,142
   ------------------------------------------------------------------------------------
   Auditing                                   21,161           13,230          10,606
   ------------------------------------------------------------------------------------
   Legal                                       8,306            6,481           5,659
   ------------------------------------------------------------------------------------
   Trustees' fees and expenses                20,534           17,052          19,817
   ------------------------------------------------------------------------------------
   Reports to shareholders                    17,964            9,230           4,562
   ------------------------------------------------------------------------------------
   Registration fees                          24,302           82,584          95,319
   ------------------------------------------------------------------------------------
   Reorganization                             29,369            7,243           2,615
   ------------------------------------------------------------------------------------
   Other                                      11,789           33,577          11,378
   ------------------------------------------------------------------------------------
   Total expenses, before expense
      reductions                           4,266,364        2,372,180       2,001,699
   ------------------------------------------------------------------------------------
   Expense reductions                      (995,570)      (1,432,179)     (1,992,716)
   ------------------------------------------------------------------------------------
   Total expenses, after expense
      reductions                           3,270,794          940,001           8,983
   ------------------------------------------------------------------------------------
   Net investment income                  52,600,350       24,440,473      13,511,040
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on
      investment transactions             (4,044,294)           35,605            (22)
   ------------------------------------------------------------------------------------
   Net increase in net assets
      resulting from operations      $    48,556,056  $    24,476,078 $    13,511,018
---------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

   Statements of Changes in Net Assets

   Money Fund

                                                                Years ended
                                                       July 31, 2001    July 31, 2000
   ------------------------------------------------------------------------------------

   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    52,600,350 $    52,682,440
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions     (4,044,294)             --
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      48,556,056      52,682,440
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (52,543,236)    (52,682,440)
   ------------------------------------------------------------------------------------
   Fund share transactions:                               963,782,313   1,455,566,925
   Proceeds from shares sold
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           50,984,896      50,312,123
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                               (966,477,185) (1,490,396,213)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share                 48,290,024      15,482,835
      transactions
   ------------------------------------------------------------------------------------
   Capital contribution from Advisor (see Note 6)           3,989,083              --
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                       48,291,927      15,482,835
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    929,870,203     914,387,368
   ------------------------------------------------------------------------------------
   End of period                                      $   978,162,130 $   929,870,203
   ------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.


                                       29








   Statements of Changes in Net Assets

   Government Money Fund

                                                               Years ended

                                                       July 31, 2001    July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    24,440,473 $    15,904,520
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions         35,605              --
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      24,476,078      15,904,520
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (24,476,076)    (15,904,520)
   ------------------------------------------------------------------------------------
   Fund share transactions:                               869,949,138     554,427,155
   Proceeds from shares sold
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           23,408,920      15,016,786
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                               (890,800,156)   (395,623,208)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                          2,557,902     173,820,733
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                        2,557,904     173,820,733
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    384,991,501     211,170,768
   ------------------------------------------------------------------------------------
   End of period                                      $   387,549,405 $   384,991,501
   ------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.



                                       30






   Statements of Changes in Net Assets

   Municipal Money Fund

                                                                Years ended
                                                       July 31, 2001    July 31, 2000
   ------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
   ------------------------------------------------------------------------------------
   Operations:
   Net investment income                              $    13,511,040 $     6,820,594
   ------------------------------------------------------------------------------------
   Net realized gain (loss) on investment transactions            (22)             --
   ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations                                      13,511,018       6,820,594
   ------------------------------------------------------------------------------------
   Distributions to shareholders from net investment
      income                                              (13,510,925)     (6,820,594)
   ------------------------------------------------------------------------------------
   Fund share transactions:
   Proceeds from shares sold                              579,462,863     492,746,087
   ------------------------------------------------------------------------------------
   Reinvestment of distributions                           13,030,455       6,212,875
   ------------------------------------------------------------------------------------
   Cost of shares redeemed                               (409,001,212)   (322,592,056)
   ------------------------------------------------------------------------------------
   Net increase (decrease) from Fund share
      transactions                                        183,492,106     176,366,906
   ------------------------------------------------------------------------------------
   Increase (decrease) in net assets                      183,492,199     176,366,906
   ------------------------------------------------------------------------------------

   Net Assets
   ------------------------------------------------------------------------------------
   Beginning of period                                    257,101,058      80,734,152
   ------------------------------------------------------------------------------------
   End of period                                      $   440,593,257 $   257,101,058
   ------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

financial highlights

Zurich YieldWise Money Fund


   Years ended July 31,                2001      2000      1999       1998     1997a
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning of
      period                        $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Net investment income               .06       .06       .05        .06       .02
   ------------------------------------------------------------------------------------
   Less distributions from net
      investment income               (.06)     (.06)     (.05)      (.06)     (.02)
   ------------------------------------------------------------------------------------
   Net asset value, end of period   $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Total Return (%)^b                 5.64^c    5.88      5.03       5.81      1.69**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period
      ($ millions)                     978       930       914      1,072       245
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense
      reductions (%)                   .44^d     .47       .45        .44       .60*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense
      reductions (%)                   .34^d     .34       .34        .07        --
   ------------------------------------------------------------------------------------
   Ratio of net investment income
      (%)                             5.49      5.72      4.92       5.63      5.66*
   ------------------------------------------------------------------------------------

   ^a For the period from April 17, 1997 (commencement of operations) to July 31, 1997.

   ^b Total returns would have been lower had certain expenses not been reduced.

   ^c Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note 6). Without this contribution the total return would have been lower.

   ^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .44% and .34%, respectively (see Notes to Financial Statements).

   *    Annualized

   **   Not annualized

   Zurich YieldWise Government Money Fund


   Years ended July 31,                                   2001       2000     1999^a
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period                 $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Net investment income                                   .06        .06       .03
   ------------------------------------------------------------------------------------
   Less distributions from net investment income          (.06)      (.06)     (.03)
   ------------------------------------------------------------------------------------
   Net asset value, end of period                       $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Total Return (%)^b                                     5.67       5.94      3.30**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)                  388        385       211
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense reductions (%)         .54^c      .63       .61*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense reductions (%)          .21^c      .10       .05*
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)                     5.55       5.87      4.92*
---------------------------------------------------------------------------------------

   ^a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

   ^b Total returns would have been lower had certain expenses not been reduced.

   ^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .53% and .21%, respectively (see Notes to Financial Statements).

   *    Annualized

   **   Not annualized

   Zurich YieldWise Municipal Money Fund


   Years ended July 31,                                 2001       2000     1999^a
   ------------------------------------------------------------------------------------
   Selected Per Share Data
   ------------------------------------------------------------------------------------
   Net asset value, beginning of period                 $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Net investment income                                   .04        .04       .02
   ------------------------------------------------------------------------------------
   Less distributions from net investment income          (.04)      (.04)     (.02)
   ------------------------------------------------------------------------------------
   Net asset value, end of period                       $ 1.00     $ 1.00    $ 1.00
   ------------------------------------------------------------------------------------
   Total Return (%)^b                                     3.86       3.96      2.09**
   ------------------------------------------------------------------------------------

   Ratios to Average Net Assets and Supplemental Data
   ------------------------------------------------------------------------------------
   Net assets, end of period ($ millions)                  441        257        81
   ------------------------------------------------------------------------------------
   Ratio of expenses before expense reductions (%)         .55^c      .69       .88*
   ------------------------------------------------------------------------------------
   Ratio of expenses after expense reductions (%)          .00^c      .00       .00
   ------------------------------------------------------------------------------------
   Ratio of net investment income (%)                     3.76       3.98      3.25*
---------------------------------------------------------------------------------------

   ^a For the period from December 1, 1998 (commencement of operations) to July 31, 1999.

   ^b Total returns would have been lower had certain expenses not been reduced.

   ^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .55% and .00%, respectively (see Notes to Financial Statements).

   *    Annualized

   **   Not annualized
notes to financial statements

1. Significant Accounting Policies

Zurich YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich YieldWise Money Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich YieldWise Government Money Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich YieldWise Municipal Money Fund invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At July 31, 2001, the Funds had a net tax basis capital loss carryforward as follows:

                                                   Capital loss
                                                 Carryforward ($)  Expiration
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund                             6,330     7/31/2009
--------------------------------------------------------------------------------
                                                          300     7/31/2008
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund                      46     7/31/2009
--------------------------------------------------------------------------------

In addition, from November 1, 2000 through July 31, 2001, the Zurich Yieldwise Money Fund and Zurich Yieldwise Municipal Money Fund incurred approximately $55,940 and $22, respectively, of net realized capital losses. As permitted by tax regulations, both Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending July 31, 2002.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Transactions with Affiliates

Management Agreement. Each Fund has a management agreement with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., and pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of average daily net assets, 0.375% on the next $335,000,000, 0.30% on the next $250,000,000 and 0.25% of such net assets in excess of $800,000,000. For the year ended July 31, 2001, the Funds incurred the following management fees:

                                      Management Fee  Management Fee   Effective
Fund                                    Imposed ($)     Waived ($)      Rate (%)
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund               2,989,695        498,397       .31
--------------------------------------------------------------------------------
Zurich YieldWise Government Money Fund      737,241      1,179,826       .17
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund            --      1,616,955       --
--------------------------------------------------------------------------------

ZSI has agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Zurich YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38% until November 30, 2001; for Zurich YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37% until November 30, 2001; for Zurich YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30% until November 30, 2001. In addition, during the period ZSI agreed to voluntarily limit expenses of each Fund as follows: for Zurich YieldWise Money Fund, 0.34%; for Zurich YieldWise Government Money Fund, 0.10% from August 1, 2000 to September 30, 2000, 0.16% from October 1, 2000 to October 31, 2000, and 0.24% from November 1, 2000 to July 31, 2001; for Zurich YieldWise Municipal Money Fund, 0.00%.

Under these agreements, ZSI waived and absorbed expenses of $7,854 and $125,975 for Zurich Yieldwise Government Money Fund and Zurich Yieldwise Municipal Money Fund, respectively.

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the shareholder service agent of the Trust. For the year ended July 31, 2001, SISC received shareholder services fees as follows:

                                                                     Unpaid at
                                                                     July 31,
Fund                               Fee Imposed ($)  Fee waived ($)   2001 ($)
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund            134,190          434,735              --
--------------------------------------------------------------------------------
Zurich YieldWise Government Money
   Fund                                     --          228,664              --
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money
   Fund                                     --          217,586              --
--------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $20,365. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear a portion of such costs.

                                                                     Trustee
                                                                      Severance
                                                   Trustee          Absorbed by
   Fund                                          Severance ($)         ZSI ($)
   -----------------------------------------------------------------------------
   Zurich YieldWise Money Fund                        9,608            4,804
   -----------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund            11,232            5,616
   -----------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund             16,198            8,099
--------------------------------------------------------------------------------

3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the year ended July 31, 2001, the Funds' custodian and transfer agent fees were reduced as follows:

                                                   Custodian     Transfer Agent
   Fund                                             Fee ($)          Fee ($)
   -----------------------------------------------------------------------------
   Zurich YieldWise Money Fund                        10,439          27,616
   -----------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund              8,168          12,930
   -----------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund              12,428           9,942
--------------------------------------------------------------------------------

4. Line of Credit

The Funds and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Funds may borrow up to a maximum of 33% of their net assets under the agreement.

5. Reorganization

The Advisor has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds the Advisor advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by the Advisor and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. The Advisor has agreed to bear a portion of such costs.

                                                                Reorganization
                                             Reorganization      Costs Absorbed
   Fund                                          Costs ($)          by ZSI ($)
   -----------------------------------------------------------------------------
   Zurich YieldWise Money Fund                     29,369           19,579
   -----------------------------------------------------------------------------
   Zurich YieldWise Government Money Fund           7,243            4,829
   -----------------------------------------------------------------------------
   Zurich YieldWise Municipal Money Fund            2,615            1,731
--------------------------------------------------------------------------------

6. Capital Contribution

On January 16, 2001 the Advisor voluntarily purchased $10,000,000 of Southern California Edison commercial paper from the Zurich YieldWise Money Fund for $3,989,083 in excess of that security's value. The Fund recorded a realized loss of $3,989,083 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

7. Share Transactions

The following tables summarize share and dollar activity in the Funds:

                          Year Ended July 31, 2001         Year Ended July 31, 2000

   Money Fund              Shares         Dollars           Shares          Dollars
   ------------------------------------------------------------------------------------
   Shares sold
   ------------------------------------------------------------------------------------
                          963,784,140 $   963,782,313   1,455,566,925  $ 1,455,566,925
   ------------------------------------------------------------------------------------

   Shares issued to shareholders in reinvestment of distributions
   ------------------------------------------------------------------------------------
                           50,984,896 $    50,984,896      50,312,123  $    50,312,123
   ------------------------------------------------------------------------------------

   Shares redeemed
   ------------------------------------------------------------------------------------
                         (966,477,269)  $(966,477,185) (1,490,396,213) $(1,490,396,213)
   ------------------------------------------------------------------------------------

   Net increase (decrease) from capital share transactions
   ------------------------------------------------------------------------------------
                                      $    48,290,024                  $    15,482,835
---------------------------------------------------------------------------------------


                          Year Ended July 31, 2001        Year Ended July 31, 2000
   Government
   Money Fund              Shares         Dollars          Shares          Dollars
   ------------------------------------------------------------------------------------
   Shares sold
   ------------------------------------------------------------------------------------
                          869,948,075 $   869,949,138     554,427,155  $   554,427,155
   ------------------------------------------------------------------------------------

   Shares issued to shareholders in reinvestment of distributions
   ------------------------------------------------------------------------------------
                           23,408,920 $    23,408,920      15,016,786  $    15,016,786
   ------------------------------------------------------------------------------------

   Shares redeemed
   ------------------------------------------------------------------------------------
                         (890,799,775)  $(890,800,156)   (395,623,208)   $(395,623,208)
   ------------------------------------------------------------------------------------

   Net increase (decrease) from capital share transactions
   ------------------------------------------------------------------------------------
                                      $     2,557,902                  $   173,820,733
---------------------------------------------------------------------------------------

                           Year Ended July 31, 2001        Year Ended July 31, 2000
   Municipal Money
   Fund                    Shares         Dollars          Shares          Dollars
   ------------------------------------------------------------------------------------

   Shares sold
   ------------------------------------------------------------------------------------
                          579,462,920 $   579,462,863     492,740,087  $   492,746,087
   ------------------------------------------------------------------------------------

   Shares Issued to shareholders in reinvestment of distributions
   ------------------------------------------------------------------------------------
                           13,030,455 $    13,030,455       6,212,875  $     6,212,875
   ------------------------------------------------------------------------------------

   Shares redeemed
   ------------------------------------------------------------------------------------
                         (409,001,227)  $(409,001,212)   (322,592,056)   $(322,592,056)
   ------------------------------------------------------------------------------------

   Net increase (decrease) from capital share transactions
   ------------------------------------------------------------------------------------
                                      $   183,492,106                  $   176,366,906
---------------------------------------------------------------------------------------

report of Ernst & Young LLP,
independent auditors

The Trustees and Shareholders of Zurich YieldWise Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Zurich YieldWise Money Fund, Zurich YieldWise Government Money Fund and Zurich YieldWise Municipal Money Fund, comprising Zurich YieldWise Funds, as of July 31, 2001, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich YieldWise Funds at July 31, 2001, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


Boston Massachusetts                                 /s/ Ernst & Young LLP
August 31, 2001
tax information   (Unaudited)

Of the dividends paid from net investment income for the Zurich YieldWise Municipal Money Fund for the taxable year ended July 31, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-ZURICH-1 (987-4241).

shareholder meeting results

The annual shareholder meeting was held on May 25, 2001, for the Zurich YieldWise Funds. Shareholders were asked to vote on two separate issues: to elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, and ratification of Ernst & Young LLP as independent auditors for the Funds' current fiscal year. The following are the results for each issue:

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.


                                                       Number of Votes

   Trustees                                         For           Withheld
   ----------------------------------------------------------------------------
   John W. Ballantine                            696,956,807     31,162,149
   ----------------------------------------------------------------------------
   Lewis A. Burnham                              697,802,708     30,316,248
   ----------------------------------------------------------------------------
   Mark S. Casady                                694,381,966     33,736,990
   ----------------------------------------------------------------------------
   Linda C. Coughlin                             696,849,199     31,269,757
   ----------------------------------------------------------------------------
   Donald L. Dunaway                             698,196,446     29,922,510
   ----------------------------------------------------------------------------
   James R. Edgar                                694,801,413     33,317,543
   ----------------------------------------------------------------------------
   William F. Glavin                             694,576,765     33,542,191
   ----------------------------------------------------------------------------
   Robert B. Hoffman                             698,576,570     29,542,386
   ----------------------------------------------------------------------------
   Shirley D. Peterson                           696,700,193     31,418,763
   ----------------------------------------------------------------------------
   Fred B. Renwick                               695,946,812     32,172,144
   ----------------------------------------------------------------------------
   William P. Sommers                            696,066,138     32,052,817
   ----------------------------------------------------------------------------
   John G. Weithers                              696,686,561     31,432,395
-------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as independent auditors for the Funds' current fiscal year.

           Affirmative                   Against                     Abstain
   -----------------------------------------------------------------------------
           699,704,688                 14,530,880                  13,883,388
--------------------------------------------------------------------------------






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trustees and officers

Trustees
-------------------------------------------------------------------------------
John W. Ballantine        Donald L. Dunaway          Shirley D. Peterson
Trustee                   Trustee                    Trustee
-------------------------------------------------------------------------------
Lewis A. Burnham          James R. Edgar             Fred B. Renwick
Trustee                   Trustee                    Trustee
-------------------------------------------------------------------------------
Mark S. Casady            William F. Glavin, Jr.     William P. Sommers
Trustee and President     Trustee                    Trustee
-------------------------------------------------------------------------------
Linda C. Coughlin         Robert B. Hoffman          John G. Weithers
Trustee, Chairperson and  Trustee                    Trustee
Vice President

Officers
-------------------------------------------------------------------------------
Philip J. Collora         Richard L. Vandenberg      Maureen E. Kane
Vice President and        Vice President             Secretary
Assistant Secretary
-------------------------------------------------------------------------------
Kathryn L. Quirk          Linda J. Wondrack          Caroline Pearson
Vice President            Vice President             Assistant Secretary
-------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.  John R. Hebble             Brenda Lyons
Vice President            Treasurer                  Assistant Treasurer


Legal Counsel          Vedder, Price, Kaufman & Kammholz
                       222 North LaSalle Street
                       Chicago, IL 60601
--------------------------------------------------------------------------------
Shareholder Service    Scudder Investments Service Company
Agent                  P.O. Box 219151
                       Kansas City, MO 64121-9151
--------------------------------------------------------------------------------
Custodian              State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Transfer Agent         State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, MA 02110
--------------------------------------------------------------------------------
Independent Auditors   Ernst & Young LLP
                       200 Clarendon Street
                       Boston, MA 02116
                                                                       [LOGO]
                                                                       ZURICH
This report must be preceded or accompanied by a Zurich YieldWise Funds prospectus.
                                                Zurich Scudder Investments, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-888-987-4241